Condensed Statement of Cash Flows (Unaudited) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (9,672)	$ (372,974)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation costs paid by related party	9,672	0
Interest earned on cash and investments held in trust account	0	19,675
Changes in operating assets and liabilities:
Prepaid expenses	0	6,083
Accrued offering costs and expenses	0	79,068
Net cash used in operating activities	0	(245,869)
Cash Flows from Investing Activities:
Cash invested in Trust Account	0	146,625,000
Net cash used in investing activities	0	(146,625,000)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of underwriting discount	0	140,875,000
Proceeds from sale of private placement warrants	0	7,250,000
Proceeds from issuance of promissory note to related party	0	25,000
Payment of offering costs	0	443,347
Net cash provided by financing activities	0	147,535,297
Net change in cash	0	664,428
Cash, beginning of period	0	0
Cash, end of the period	0	664,428
Supplemental disclosure of cash flow information:
Issuance of Class B ordinary shares in exchange for due to related party	0	25,000
Issuance of shares to underwriter representative	0	1,437,500
Initial Classification of Class A ordinary shares subject to possible redemption	0	146,625,000
Deferred underwriting commissions payable charged to accumulated deficit	$ 0	$ 5,031,250